Schedule of Investments (unaudited) July 31, 2020	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Inflation Indexed Bonds - When Issued, 0.13%, 07/15/30	$200,409	$224,272,211
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/21	165,871	166,928,968
0.13%, 01/15/22	582,846	592,833,368
0.13%, 04/15/22	791,447	806,422,776
0.13%, 07/15/22	129,409	132,973,538
0.13%, 01/15/23	963,031	992,812,920
0.13%, 07/15/24	330,990	350,071,138
0.13%, 10/15/24	391,087	415,096,904
0.13%, 04/15/25	1,165,652	1,241,240,062
0.13%, 07/15/26	725,163	785,549,703
0.13%, 01/15/30	1,020,223	1,132,025,573
0.25%, 01/15/25	124,795	133,092,528
0.25%, 07/15/29	608	681,780
0.38%, 07/15/23	402,903	423,158,423
0.38%, 07/15/25	393,015	426,392,474
0.38%, 01/15/27	720,640	792,447,697
0.38%, 07/15/27	641,642	712,567,778
0.50%, 04/15/24	1,489,581	1,582,975,144
0.50%, 01/15/28	247,298	277,109,871
0.63%, 07/15/21	619,404	630,270,612
0.63%, 04/15/23	873,457	914,916,423
0.63%, 01/15/24	229,787	244,280,340
0.63%, 01/15/26	1,524,270	1,678,599,565
0.63%, 02/15/43	96,795	121,327,688
0.75%, 07/15/28	533,559	615,093,547
0.75%, 02/15/42	640,919	817,455,991
0.75%, 02/15/45	720,391	940,131,578
0.88%, 01/15/29	512,738	597,974,691
0.88%, 02/15/47	131,620	179,792,128
1.00%, 02/15/46	242,304	335,265,303

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/48	$159,112	$225,549,202
1.00%, 02/15/49	120,361	172,764,706
1.13%, 01/15/21	91,787	92,671,108
1.38%, 02/15/44	536,094	777,801,453
1.75%, 01/15/28	485,334	590,693,266
2.00%, 01/15/26	211,130	248,830,899
2.13%, 02/15/40	78,724	122,024,359
2.13%, 02/15/41	35,136	55,285,904
2.38%, 01/15/25	0	6
2.50%, 01/15/29	247,924	324,592,620
3.63%, 04/15/28	331,360	454,510,846
3.88%, 04/15/29	418,969	604,939,398
U.S. Treasury Note/Bond, 0.63%, 05/15/30	98,500	99,331,094

		22,032,755,583

Total U.S. Government Obligations — 99.1% (Cost: $20,361,493,810)		22,032,755,583

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(b)	325,541	325,541,000

Total Short-Term Investments — 1.5% (Cost: $325,541,000)		325,541,000

Total Investments in Securities — 100.6% (Cost: $20,687,034,810)		22,358,296,583

Other Assets, Less Liabilities — (0.6)%		(125,842,788)

Net Assets — 100.0%		$22,232,453,795

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$29,669,000	$295,872,000	(a)	$—	$—	$—	$325,541,000	325,541	$1,920,546	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$22,032,755,583	$—	$22,032,755,583
Money Market Funds	325,541,000	—	—	325,541,000

	$325,541,000	$22,032,755,583	$—	$22,358,296,583

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